UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global Small Cap Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 to April 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2008
(unaudited)

■  CREDIT SUISSE
GLOBAL SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Small Cap Fund
Semiannual Investment Adviser's Report
April 30, 2008 (unaudited)

June 16, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 04/30/08

Fund and Benchmark	Performance
Common Class[1]	(16.86)%
Advisor Class[1]	(16.98)%
Class A1,2	(16.86)%
Class B1,2	(17.18)%
Class C1,2	(17.15)%
MSCI World Small Cap Index[3]	(13.10)%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Housing and the dollar continue to weaken

The six-month period ended April 30, 2008, was a volatile one for U.S. equities, with the MSCI World Small Cap Index returning -13.10%. Additionally, international equity markets came under substantial pressure.

Internationally, the main drivers of negative equity market performance were the sub-prime mortgage crisis and the subsequent credit crisis it created. Banks and diversified financials underperformed, particularly investment banks as they are specifically exposed to the crisis as a group.

Prices in raw materials increased substantially over the period. The price of oil (West Texas Intermediate) rose from around $95 per barrel on November 1, 2007 to around $115 per barrel on April 30, 2008, after having reached nearly $120 per barrel. Soft commodities, like rice and wheat, also increased significantly. Overall, the general level of price increases contributed to increased inflation rates in most major economies around the world.

Domestically, the U.S. Federal Reserve cut the Federal Funds rate five times during the period for a total of 250 basis points. The last cut of 25 basis points, on April 30, 2008, brought the rate down to the 2% level. At this time, the Fed said "substantial" easing should promote growth, but to date, economic activity "remains weak."

The U.S. housing sector has continued to weaken in 2008. In fact, since January 2007, the S&P/Case Shiller U.S. Home Price Index (a measure of home prices in 20 U.S. metropolitan areas) has fallen every month. Additionally, the number of homes entering foreclosure jumped more than 100% in the first three months of the year as compared to the same quarter in 2007. According to

Credit Suisse Global Small Cap Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

RealtyTrac, one in every 194 homes received a foreclosure filing. In fact, foreclosure activity rose in 46 of the 50 states and in 90 of the 100 largest metropolitan areas.

Gross Domestic Product in the U.S. rose only a scant 0.6% in both Q4'07 and Q1'08, compared to being up 4.9% in Q3'07, as housing and the credit crunch put the breaks on economic growth. Inflation appears to be well contained.

The labor market has weakened considerably in 2008. Non-farm payrolls fell by 260,000 in the first 4 months of 2008, as compared to an increase of 374,000 in the same period of 2007. Additionally, the household unemployment rate measured 5.0% in April, up from 4.7% in November of 2007.

Strategic Review and Outlook: Expect the market to remain volatile over the short term

The largest contributors to performance relative to the benchmark MSCI World Small Cap Index came primarily from stock selection within the materials, consumer staples, and consumer discretionary sectors. Conversely, stock selection in industrials, financials, and healthcare were the largest detractors to performance.

As of April 30, 2008, the Fund's largest overweights against the MSCI World Small Cap Index were in the healthcare (+3.97%), and energy (+2.22%) sectors, while the largest underweights were in the financials (-3.54%) and information technology (-3.10%) sectors.

The Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time while mitigating the risks to economic activity. In addition, though the outlook is uncertain, inflation is expected to moderate in coming quarters, but will need to be carefully monitored.

The Federal Open Market Committee's next interest rate meeting is scheduled for June 25, 2008. Based on interest-rate futures as of May 6, 2008, traders are expecting the Fed to leave its target rate at the current level of 2.00%.

Domestically, the near-term outlook for the U.S. housing market remains bleak. In fact, Federal Reserve Chairman Ben Bernanke urged the government and mortgage lenders to intensify their efforts to avoid home foreclosures in a speech given in New York on May 5, 2008. Additionally, the outlook for mergers and acquisitions activity is unlikely to improve in upcoming quarters as the Federal Reserve said the proportion of U.S. banks making it tougher for companies to borrow approached a record high in the past three months as the credit crunch deepened. Further, expectations for U.S. stock market volatility remain high on a historical basis, though they have been significantly reduced since hitting a multi-year high in mid-March.

Credit Suisse Global Small Cap Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Domestically, rising oil and gas prices lead us to be favorable toward energy and basic materials, while the continuing credit and housing issues, plus the tightening of consumer belts, lead us to be currently underweight in financials, tech and utilities.

Internationally, the Fund is positioned to benefit from major macro themes occurring around the globe with inflation as the key underlying theme. The Fund is investing in companies that have both a superior ability to pass on costs to their customers and a low elasticity of demand.

In Asia, inflation (driven by very loose monetary conditions) is having a material effect on inflation across the globe. Unless this comes under control, it could have a significant negative effect on the expected returns for equities. European economies are already suffering from this rise in inflation as gross domestic product growth slows. It is, as yet, unclear if the slowdown in their domestic economies will bring inflation back under control. In our opinion, as long as Asia continues to follow a path of loose monetary policy, it looks unlikely that inflation will be able to be controlled by domestic central bank changes.

Credit Suisse Global Small Cap Team

Jordan Low
Robert Graham-Brown

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Fund's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Fund may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies with respect to the U.S. portion of the fund effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Global Small Cap Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Average Annual Returns as of March 31, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(17.52)%	15.94%	6.62%	7.96%	09/30/96
Advisor Class	(17.74)%	15.64%	6.33%	7.66%	09/30/96
Class A Without Sales Charge	(17.52)%	16.10%	—	2.92%	07/31/01
Class A With Maximum Sales Charge	(22.27)%	14.73%	—	2.01%	07/31/01
Class B Without CDSC	(18.13)%	15.06%	—	2.13%	07/31/01
Class B With CDSC	(21.40)%	15.06%	—	2.13%	07/31/01
Class C Without CDSC	(18.13)%	15.08%	—	2.16%	07/31/01
Class C With CDSC	(18.95)%	15.08%	—	2.16%	07/31/01

Average Annual Returns as of April 30, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(16.15)%	14.61%	6.45%	8.28%	09/30/96
Advisor Class	(16.38)%	14.31%	6.17%	7.98%	09/30/96
Class A Without Sales Charge	(16.19)%	14.75%	—	3.49%	07/31/01
Class A With Maximum Sales Charge	(20.99)%	13.40%	—	2.59%	07/31/01
Class B Without CDSC	(16.77)%	13.74%	—	2.71%	07/31/01
Class B With CDSC	(20.10)%	13.74%	—	2.71%	07/31/01
Class C Without CDSC	(16.78)%	13.74%	—	2.74%	07/31/01
Class C With CDSC	(17.61)%	13.74%	—	2.74%	07/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was -21.65%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was -20.49%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was -17.98%.

3  The Morgan Stanley Capital International World Small Cap Index (the "Index") is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

Credit Suisse Global Small Cap Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Small Cap Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Expenses and Value of a $1,000 Investment
for the six months period ended April 30, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$831.40	$830.20	$831.40	$828.20	$828.50
Expenses Paid per $1,000*	$7.15	$8.28	$7.15	$10.55	$10.55
Hypothetical 5% Fund Return
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$1,017.06	$1,015.81	$1,017.06	$1,013.33	$1,013.33
Expenses Paid per $1,000*	$7.87	$9.12	$7.87	$11.61	$11.61
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.57%	1.82%	1.57%	2.32%	2.32%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Small Cap Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global Small Cap Fund
Schedule of Investments
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.2%)
Australia (7.6%)
Banks (1.1%)
Bendigo Bank, Ltd.§	80,000	$919,043
Commercial Services & Supplies (0.5%)
Iress Market Technology, Ltd.§	65,000	388,900
Diversified Financials (3.5%)
Austbrokers Holdings, Ltd.	397,000	1,500,226
Australian Infrastructure Fund§	300,000	788,715
Mortgage Choice, Ltd.§	503,000	472,251
		2,761,192
Machinery (0.3%)
Emeco Holdings, Ltd.§	376,500	283,675
Media (1.5%)
Seven Network, Ltd.	77,000	672,573
STW Communications Group, Ltd.§	238,000	508,898
		1,181,471
Transportation Infrastructure (0.7%)
Babcock & Brown Infrastructure Group§	486,021	525,706
TOTAL AUSTRALIA		6,059,987
Bermuda (0.8%)
Diversified Financials (0.0%)
MF Global, Ltd.*§	1,800	23,706
Insurance (0.7%)
Allied World Assurance Holdings, Ltd.	1,400	57,722
Arch Capital Group, Ltd.*§	1,400	98,910
Argo Group International Holdings, Ltd.*§	1,300	46,566
Aspen Insurance Holdings, Ltd.	3,500	90,965
Endurance Specialty Holdings, Ltd.§	1,900	70,547
IPC Holdings, Ltd.§	2,200	64,042
Max Capital Group, Ltd.	1,800	42,138
Platinum Underwriters Holdings, Ltd.	1,700	60,979
		531,869
Marine (0.1%)
TBS International, Ltd. Class A*§	1,200	48,216
TOTAL BERMUDA		603,791
Cayman Islands (0.3%)
Food Products (0.1%)
Fresh Del Monte Produce, Inc.*§	4,000	126,760
Internet Software & Services (0.2%)
SINA Corp.*	3,000	138,600
TOTAL CAYMAN ISLANDS		265,360

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
China (2.6%)
Communications Equipment (2.6%)
ZTE Corp. Series H§	493,920	$2,070,213
TOTAL CHINA		2,070,213
Finland (0.5%)
Communications Equipment (0.5%)
Elcoteq SE*	54,150	432,687
TOTAL FINLAND		432,687
France (1.5%)
Real Estate (1.5%)
Nexity	26,350	1,169,778
TOTAL FRANCE		1,169,778
Germany (10.8%)
Building Products (1.6%)
Pfleiderer AG§	58,700	1,239,375
Commercial Services & Supplies (1.4%)
CeWe Color Holding AG*	28,500	1,123,934
Healthcare Providers & Services (1.6%)
Rhoen-Klinikum AG	43,050	1,292,353
Machinery (2.7%)
KUKA AG*	58,000	2,119,698
Real Estate (0.7%)
Vivacon AG	35,000	596,427
Specialty Retail (2.8%)
Fielmann AG	30,600	2,263,108
TOTAL GERMANY		8,634,895
Japan (15.5%)
Auto Components (1.8%)
NHK Spring Company, Ltd.	96,000	686,860
Nippon Seiki Company, Ltd.	50,000	731,218
		1,418,078
Chemicals (3.4%)
Kuraray Company, Ltd.	100,500	1,192,074
Nippon Shokubai Company, Ltd.	71,000	513,692
Teijin, Ltd.	251,000	968,834
		2,674,600
Commercial Services & Supplies (0.1%)
Take and Give Needs Company, Ltd.*§	895	96,615
Communications Equipment (0.6%)
Epson Toyocom Corp.§	153,000	516,160

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Computers & Peripherals (1.3%)
Melco Holdings, Inc.§	51,300	$1,036,694
Distributor (0.4%)
Happinet Corp.	21,100	293,062
Diversified Financials (0.7%)
Asset Managers Company, Ltd.	440	265,718
OMC Card, Inc.*	87,100	301,446
		567,164
Electrical Equipment (0.9%)
Hitachi Cable, Ltd.	187,000	741,974
Food Products (0.8%)
Mitsui Sugar Company, Ltd.	199,000	658,525
Hotels, Restaurants & Leisure (0.5%)
Round One Corp.	309	372,851
Internet & Catalog Retail (0.6%)
Belluna Company, Ltd.§	49,700	458,270
Internet Software & Services (1.4%)
ACCA Networks Company, Ltd.§	206	260,186
SBI Holdings, Inc.§	3,375	882,925
		1,143,111
Machinery (1.1%)
Sodick Company, Ltd.	159,800	881,653
Media (1.2%)
Kadokawa Group Holdings, Inc.§	38,000	931,106
Specialty Retail (0.7%)
Village Vanguard Company, Ltd.	109	587,940
TOTAL JAPAN		12,377,803
Netherlands (2.0%)
Electronic Equipment & Instruments (1.3%)
Gemalto NV*	34,200	1,094,798
Energy Equipment & Services (0.3%)
Core Laboratories NV*§	1,900	238,032
Software (0.4%)
Tele Atlas NV*	6,744	296,266
TOTAL NETHERLANDS		1,629,096
Norway (3.5%)
Electronic Equipment & Instruments (1.8%)
Tandberg ASA§	85,710	1,442,918
Machinery (1.7%)
Tomra Systems ASA§	188,000	1,340,890
TOTAL NORWAY		2,783,808

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Puerto Rico (0.1%)
Banks (0.1%)
First Bancorp.	4,200	$43,218
Popular, Inc.§	1,900	23,693
Santander Bancorp§	3,000	33,930
TOTAL PUERTO RICO		100,841
Sweden (3.2%)
Commercial Services & Supplies (0.9%)
Cision AB§	216,000	709,984
Machinery (2.3%)
Alfa Laval AB§	27,814	1,811,455
TOTAL SWEDEN		2,521,439
Switzerland (1.6%)
Machinery (1.6%)
Georg Fischer AG*	2,415	1,307,382
TOTAL SWITZERLAND		1,307,382
United Kingdom (6.9%)
Commercial Services & Supplies (1.1%)
Serco Group PLC	100,232	869,572
Industrial Conglomerates (3.1%)
Intertek Group PLC	70,000	1,339,230
Synergy Healthcare PLC	93,385	1,183,570
		2,522,800
Insurance (0.8%)
Amlin PLC	115,555	626,524
Road & Rail (1.9%)
Arriva PLC	110,000	1,526,887
TOTAL UNITED KINGDOM		5,545,783
United States (41.3%)
Aerospace & Defense (0.7%)
Alliant Techsystems, Inc.*§	2,100	230,958
BE Aerospace, Inc.*	1,500	60,540
Cubic Corp.§	2,600	70,486
Curtiss-Wright Corp.§	1,400	66,486
DRS Technologies, Inc.§	700	43,708
Hexcel Corp.*	1,600	35,808
Orbital Sciences Corp.*§	1,000	26,910
Spirit Aerosystems Holdings, Inc. Class A*	1,700	49,589
		584,485

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Air Freight & Couriers (0.1%)
Hub Group, Inc. Class A*§	1,700	$55,573
Ryder System, Inc.§	1,000	68,470
		124,043
Airlines (0.1%)
Continental Airlines, Inc. Class B*§	1,500	26,970
JetBlue Airways Corp.*§	200	1,008
Republic Airways Holdings, Inc.*	800	13,488
SkyWest, Inc.§	200	3,806
		45,272
Auto Components (0.5%)
Aftermarket Technology Corp.*§	2,000	45,820
ArvinMeritor, Inc.§	1,100	16,434
Autoliv, Inc.§	1,500	91,860
BorgWarner, Inc.§	1,900	93,385
Gentex Corp.§	1,900	35,492
Lear Corp.*	2,600	74,282
Wabtec Corp.	700	30,016
		387,289
Automobiles (0.0%)
Thor Industries, Inc.§	600	18,192
Banks (2.0%)
AMCORE Financial, Inc.§	2,000	24,880
Astoria Financial Corp.§	1,400	33,180
BancFirst Corp.§	900	39,357
BancorpSouth, Inc.	1,200	28,836
Bank of Hawaii Corp.§	800	43,864
Boston Private Financial Holdings, Inc.§	600	5,580
Brookline Bancorp, Inc.§	900	9,720
Central Pacific Financial Corp.§	2,200	40,392
Chemical Financial Corp.§	1,900	46,132
Citizens Republic Bancorp, Inc.§	7,200	59,400
Community Trust Bancorp, Inc.§	700	21,042
Corus Bankshares, Inc.§	500	3,665
Cullen/Frost Bankers, Inc.§	800	44,656
Downey Financial Corp.§	300	4,242
East West Bancorp, Inc.§	3,900	55,536
First Midwest Bancorp, Inc.§	800	20,424
First Niagara Financial Group, Inc.§	5,400	77,922
FirstMerit Corp.§	1,300	26,676
Flagstar Bancorp, Inc.	600	3,672
Frontier Financial Corp.§	2,500	40,000
Fulton Financial Corp.	1,900	23,693
Hancock Holding Co.§	400	16,508
Hanmi Financial Corp.§	7,200	50,328
Investors Bancorp, Inc.*	800	11,736

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Banks
Kearny Financial Corp.	300	$3,264
Old National Bancorp	1,000	17,110
Oritani Financial Corp.*§	200	3,034
Pacific Capital Bancorp§	700	14,266
Park National Corp.§	700	53,207
Prosperity Bancshares, Inc.§	1,800	55,746
Provident Bankshares Corp.§	3,400	43,554
Sterling Financial Corp.§	6,000	73,260
Susquehanna Bancshares, Inc.§	1,400	27,846
SVB Financial Group*§	2,100	102,186
Synovus Financial Corp.§	7,200	85,248
The Colonial BancGroup, Inc.§	100	814
UCBH Holdings, Inc.§	1,700	12,376
UMB Financial Corp.§	500	24,820
Umpqua Holdings Corp.§	1,000	14,750
United Community Banks, Inc.§	3,900	53,547
Valley National Bancorp§	1,900	36,461
Washington Federal, Inc.§	3,500	83,335
Webster Financial Corp.	2,200	57,310
Westamerica BanCorporation§	500	29,220
Whitney Holding Corp.§	1,100	25,751
Wilmington Trust Corp.§	1,000	32,880
Wintrust Financial Corp.§	300	9,516
		1,590,942
Beverages (0.1%)
Boston Beer Company, Inc. Class A*§	1,300	57,590
PepsiAmericas, Inc.	1,100	28,270
		85,860
Biotechnology (1.6%)
Alkermes, Inc.*	1,700	21,131
BioMarin Pharmaceutical, Inc.*§	5,600	204,176
Celgene Corp.*	1,170	72,704
Cepheid, Inc.*§	800	15,656
Cubist Pharmaceuticals, Inc.*§	4,700	90,992
Exelixis, Inc.*§	1,700	12,937
Human Genome Sciences, Inc.*§	200	1,310
IDEXX Laboratories, Inc.*§	2,200	117,040
ImClone Systems, Inc.*§	1,000	46,650
Isis Pharmaceuticals, Inc.*§	1,400	16,492
LifeCell Corp.*§	1,400	71,092
Martek Biosciences Corp.*§	2,500	88,150
Myriad Genetics, Inc.*§	700	29,078
OSI Pharmaceuticals, Inc.*§	1,600	55,440
Pharmanet Development Group, Inc.*§	5,700	136,002
Regeneron Pharmaceuticals, Inc.*§	2,700	52,974
Savient Pharmaceuticals, Inc.*§	2,500	54,600

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Biotechnology
Seattle Genetics, Inc.*§	4,500	$45,720
Techne Corp.*	600	43,512
United Therapeutics Corp.*	700	59,150
XenoPort, Inc.*§	900	38,502
		1,273,308
Building Products (0.1%)
Crane Co.§	1,500	61,410
NCI Building Systems, Inc.*§	536	12,939
USG Corp.*§	1,200	42,372
		116,721
Chemicals (2.1%)
Airgas, Inc.	1,200	57,756
Ashland, Inc.§	1,000	53,020
Aventine Renewable Energy Holdings, Inc.*	200	878
Calgon Carbon Corp.*§	4,300	61,275
CF Industries Holdings, Inc.§	2,700	360,990
Cytec Industries, Inc.§	800	47,208
FMC Corp.	2,800	175,784
H.B. Fuller Co.§	1,000	23,080
Hercules, Inc.§	1,800	33,840
Innospec, Inc.	8,300	169,237
Lubrizol Corp.	3,800	221,616
Minerals Technologies, Inc.§	900	60,966
NewMarket Corp.§	1,100	71,423
Olin Corp.§	2,700	54,459
OM Group, Inc.*	2,900	158,804
Rockwood Holdings, Inc.*	600	22,146
RPM International, Inc.§	1,900	42,370
Scotts Miracle-Gro Co. Class A§	700	23,198
W.R. Grace & Co.*	1,100	27,896
		1,665,946
Commercial Services & Supplies (2.3%)
Advance America Cash Advance Centers, Inc.§	100	881
Arbitron, Inc.§	900	43,056
Atlas Air Worldwide Holdings, Inc.*§	1,300	78,884
Bally Technologies, Inc.*	700	23,583
Basin Water, Inc.*	200	784
Bright Horizons Family Solutions, Inc.*	400	18,964
Brink's Co.	3,100	225,525
Bristow Group, Inc.*§	300	15,825
Career Education Corp.*§	700	14,105
Clean Harbors, Inc.*§	2,700	178,119
Cogent, Inc.*	800	7,464
Convergys Corp.*	2,400	37,728
Corinthian Colleges, Inc.*§	100	1,135

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Commercial Services & Supplies
Covanta Holding Corp.*§	2,000	$53,260
CSG Systems International, Inc.*§	3,600	43,560
Darling International, Inc.*	3,300	50,391
Deluxe Corp.	800	17,008
DeVry, Inc.§	1,000	57,000
FactSet Research Systems, Inc.§	700	42,021
FTI Consulting, Inc.*§	1,400	89,600
Global Cash Access Holdings, Inc.*§	800	4,944
Heidrick & Struggles International, Inc.§	1,600	47,888
Herman Miller, Inc.§	1,400	32,662
Hewitt Associates, Inc. Class A*	1,700	69,700
ITT Educational Services, Inc.*§	485	37,180
Koppers Holdings, Inc.§	2,000	96,880
Korn/Ferry International*§	3,800	70,908
Net 1 UEPS Technologies, Inc.*	600	14,064
Pre-Paid Legal Services, Inc.*§	1,600	69,984
Rollins, Inc.§	700	11,151
Sotheby's§	1,000	27,700
Stericycle, Inc.*§	1,600	85,408
Strayer Education, Inc.	500	92,845
Tetra Technologies, Inc.*§	2,800	59,164
The Corporate Executive Board Co.	600	26,142
Watson Wyatt Worldwide, Inc. Class A	700	41,034
Weight Watchers International, Inc.§	500	22,930
		1,809,477
Communications Equipment (0.1%)
Arris Group, Inc.*§	3	24
Ciena Corp.*§	1,400	47,334
ViaSat, Inc.*	2,300	50,830
		98,188
Computers & Peripherals (0.1%)
Electronics for Imaging, Inc.*§	900	12,978
Hutchinson Technology, Inc.*§	3,400	48,076
Novatel Wireless, Inc.*§	2,500	22,300
		83,354
Construction & Engineering (0.4%)
Dycom Industries, Inc.*§	600	8,628
EMCOR Group, Inc.*§	2,200	55,132
Granite Construction, Inc.§	600	20,580
Perini Corp.*§	2,400	86,832
Quanta Services, Inc.*§	1,900	50,426
Shaw Group, Inc.*	2,500	123,550
		345,148

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Containers & Packaging (0.5%)
Bemis Co. Inc.§	1,700	$44,710
Crown Holdings, Inc.*	1,900	50,996
Greif, Inc. Class A§	400	25,840
Myers Industries, Inc.§	4,800	60,384
Packaging Corp. of America	1,700	37,366
Rock-Tenn Co. Class A§	2,900	98,397
Sonoco Products Co.	1,600	52,720
		370,413
Distributor (0.0%)
Pool Corp.	800	17,464
Diversified Financials (1.0%)
Broadridge Financial Solutions, Inc.	1,200	22,344
Cash America International, Inc.§	500	20,395
CBIZ, Inc.*§	4,000	35,480
FCStone Group, Inc.*§	1,200	49,704
Federated Investors, Inc. Class B§	3,200	107,136
GAMCO Investors, Inc. Class A	700	32,207
Greenhill & Company, Inc.§	1,500	97,575
Guaranty Financial Group, Inc.*§	2,500	19,125
IndyMac Bancorp, Inc.*§	200	650
Interactive Brokers Group, Inc. Class A*§	2,800	88,396
Investment Technology Group, Inc.*	700	33,782
MCG Capital Corp.§	1,157	8,864
Morningstar, Inc.*	200	11,596
Nasdaq OMX Group, Inc.*§	2,300	83,835
Raymond James Financial, Inc.§	1,700	48,909
Texas Capital Bancshares, Inc.*§	2,300	42,435
The First Marblehead Corp.*§	100	370
Waddell & Reed Financial, Inc. Class A§	1,400	47,404
World Acceptance Corp.*§	1,300	51,194
		801,401
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.	700	7,826
Atlantic Tele-Network, Inc.	100	3,113
Cbeyond, Inc.*§	300	5,922
CenturyTel, Inc.§	2,400	77,880
Cincinnati Bell, Inc.*§	12,500	58,000
General Communication, Inc. Class A*§	200	1,242
Hughes Communications, Inc.*§	100	5,400
Iowa Telecommunications Services, Inc.§	400	6,928
NeuStar, Inc. Class A*§	1,100	30,261
PAETEC Holding Corp.*§	500	3,855
Premiere Global Services, Inc.*§	3,600	52,272
RCN Corp.*§	600	6,876
Time Warner Telecom, Inc. Class A*§	1,900	37,240
		296,815

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Electric Utilities (0.9%)
Black Hills Corp.§	2,300	$89,723
CMS Energy Corp.§	4,000	58,320
El Paso Electric Co.*§	3,500	78,995
Hawaiian Electric Industries, Inc.§	4,200	103,530
ITC Holdings Corp.§	1,400	78,092
Northeast Utilities	2,700	71,064
NorthWestern Corp.	600	14,892
NSTAR§	2,700	86,967
OGE Energy Corp.	1,500	49,035
Ormat Technologies, Inc.§	1,200	59,160
PNM Resources, Inc.§	1,036	15,012
TECO Energy, Inc.§	1,900	30,419
		735,209
Electrical Equipment (0.5%)
AMETEK, Inc.	1,800	87,336
Encore Wire Corp.§	6,600	149,160
Energy Conversion Devices, Inc.*§	700	22,813
General Cable Corp.*	800	53,600
Hubbell, Inc. Class B	800	35,784
Superior Essex, Inc.*§	1,100	32,703
		381,396
Electronic Equipment & Instruments (1.2%)
Acuity Brands, Inc.§	700	33,488
American Superconductor Corp.*§	700	17,696
AZZ, Inc.*§	1,700	45,356
Benchmark Electronics, Inc.*§	4,600	81,788
Checkpoint Systems, Inc.*	600	15,558
Daktronics, Inc.§	500	7,395
Diebold, Inc.§	1,100	43,120
EnerSys*§	2,900	67,860
FLIR Systems, Inc.*§	3,100	106,423
Methode Electronics, Inc.	3,100	33,604
Mettler-Toledo International, Inc.*	1,000	95,260
Molex, Inc.§	3,900	110,682
MTS Systems Corp.	900	30,942
Plexus Corp.*§	700	16,863
Regal-Beloit Corp.§	1,500	55,635
Rofin-Sinar Technologies, Inc.*§	500	19,040
Technitrol, Inc.	600	12,600
Varian, Inc.*§	2,700	137,511
Woodward Governor Co.§	1,000	35,130
		965,951

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Energy Equipment & Services (1.3%)
Allis-Chalmers Energy, Inc.*§	2,700	$43,281
Atwood Oceanics, Inc.*§	800	80,552
Basic Energy Services, Inc.*§	3,000	69,600
Complete Production Services, Inc.*§	2,400	64,824
Dresser-Rand Group, Inc.*	1,300	47,541
Dril-Quip, Inc.*§	894	51,101
Global Industries, Ltd.*	3,300	52,668
Helmerich & Payne, Inc.§	1,800	96,750
ION Geophysical Corp.*	1,200	19,116
Oceaneering International, Inc.*§	900	60,102
Oil States International, Inc.*§	2,700	135,162
Superior Energy Services, Inc.*§	1,300	57,694
Tidewater, Inc.§	1,400	91,308
Trico Marine Services, Inc.*§	2,000	75,380
Unit Corp.*	1,400	88,914
W-H Energy Services, Inc.*	500	38,645
		1,072,638
Food & Drug Retailing (0.8%)
Central European Distribution Corp.*§	1,200	73,104
Flowers Foods, Inc.§	2,500	64,725
Longs Drug Stores Corp.§	1,800	72,108
Nash Finch Co.§	1,200	43,896
Performance Food Group Co.*	1,600	53,536
Spartan Stores, Inc.§	1,700	35,496
Terra Industries, Inc.*§	6,800	257,448
The Great Atlantic & Pacific Tea Company, Inc.*§	400	11,008
		611,321
Food Products (0.7%)
Cal-Maine Foods, Inc.§	2,600	76,830
Chiquita Brands International, Inc.*§	1,400	31,850
Corn Products International, Inc.§	2,900	134,502
Del Monte Foods Co.	6,700	60,434
Herbalife, Ltd.§	1,700	74,426
Hormel Foods Corp.	2,300	90,643
The J.M. Smucker Co.	900	44,892
Ralcorp Holdings, Inc.*§	400	24,416
Sensient Technologies Corp.	700	20,839
Tootsie Roll Industries, Inc.§	300	7,299
		566,131
Forestry & Paper (0.0%)
Glatfelter	700	10,213
Neenah Paper, Inc.	200	4,596
Wausau Paper Corp.§	700	5,418
		20,227

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Gas Utilities (1.0%)
Energen Corp.	3,700	$252,488
MDU Resources Group, Inc.	5,000	144,350
National Fuel Gas Co.§	4,600	235,428
ONEOK, Inc.	2,800	134,736
Petrohawk Energy Corp.*§	1,900	44,916
		811,918
Healthcare Equipment & Supplies (0.7%)
Accuray, Inc.*§	600	4,698
Advanced Medical Optics, Inc.*§	1,000	21,000
Bruker Corp.*	700	8,484
CONMED Corp.*§	2,700	68,904
Edwards Lifesciences Corp.*§	900	49,878
Haemonetics Corp.*§	900	51,507
Integra LifeSciences Holdings*	300	12,711
Invacare Corp.§	2,800	50,512
Kinetic Concepts, Inc.*§	3,900	154,674
Mentor Corp.§	500	14,635
NuVasive, Inc.*	500	19,075
STERIS Corp.	3,500	96,985
SurModics, Inc.*§	1,000	44,470
		597,533
Healthcare Providers & Services (1.9%)
The Advisory Board Co.*	300	13,986
Air Methods Corp.*§	1,000	40,100
Amedisys, Inc.*§	300	15,540
Amerigroup Corp.*§	900	23,391
AMN Healthcare Services, Inc.*§	1,600	23,344
AmSurg Corp.*§	3,000	76,620
Apria Healthcare Group, Inc.*§	3,300	58,146
Centene Corp.*§	700	12,859
Kindred Healthcare, Inc.*	3,400	80,682
LifePoint Hospitals, Inc.*§	1,000	30,120
Magellan Health Services, Inc.*	600	23,154
MAXIMUS, Inc.	2,800	106,176
Molina Healthcare, Inc.*	1,100	27,313
Owens & Minor, Inc.	700	31,724
PARAXEL International Corp.*	6,400	162,560
Pediatrix Medical Group, Inc.*	800	54,416
Pharmaceutical Product Development, Inc.	5,300	219,526
Service Corp. International§	1,900	21,109
Sunrise Senior Living, Inc.*§	3,100	66,495
Tenet Healthcare Corp.*§	1,900	12,160
Universal Health Services, Inc. Class B§	800	50,112
VCA Antech, Inc.*§	1,400	45,318
WellCare Health Plans, Inc.*	7,500	328,350
		1,523,201

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Hotels, Restaurants & Leisure (1.0%)
Bob Evans Farms, Inc.§	600	$16,842
Burger King Holdings, Inc.§	1,200	33,480
CBRL Group, Inc.§	3,700	136,678
CEC Entertainment, Inc.*	2,700	100,440
The Cheesecake Factory, Inc.*§	1,100	24,893
Chipotle Mexican Grill, Inc. Class A*§	200	19,626
Chipotle Mexican Grill, Inc. Class B*§	400	33,988
Choice Hotels International, Inc.§	2,400	82,776
Churchill Downs, Inc.	100	5,105
CKE Restaurants, Inc.§	800	8,392
Gaylord Entertainment Co.*§	700	20,734
Great Wolf Resorts, Inc.*§	100	611
Isle of Capri Casinos, Inc.*§	100	674
Landry's Restaurants, Inc.§	3,400	54,298
Live Nation, Inc.*§	1,100	15,169
Lodgian, Inc.*	100	971
National CineMedia, Inc.	700	13,412
P.F. Chang's China Bistro, Inc.*§	400	12,412
Panera Bread Co. Class A*§	500	26,130
Scientific Games Corp. Class A*§	1,100	30,976
Shuffle Master, Inc.*	600	2,946
Sonic Corp.*§	1,000	21,990
Texas Roadhouse, Inc. Class A*§	900	10,620
Triarc Companies, Inc. Class B§	800	5,680
WMS Industries, Inc.*§	3,800	137,522
		816,365
Household Durables (0.6%)
American Greetings Corp. Class A§	2,700	48,330
Beazer Homes USA, Inc.*§	600	6,642
Hovnanian Enterprises, Inc. Class A*	600	7,092
KB Home§	1,300	29,250
Kimball International, Inc. Class B	100	1,027
La-Z-Boy, Inc.§	4,500	28,665
Lancaster Colony Corp.§	300	11,457
Matthews International Corp. Class A§	500	24,720
MDC Holdings, Inc.§	600	26,148
NVR, Inc.*	200	122,700
Snap-On, Inc.§	900	53,379
The Ryland Group, Inc.§	669	21,394
Tupperware Brands Corp.§	2,700	106,380
Universal Electronics, Inc.*§	200	5,140
		492,324
Household Products (0.1%)
Church & Dwight Co, Inc.§	1,100	62,502

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Industrial Conglomerates (0.5%)
Carlisle Companies, Inc.§	1,800	$51,984
Walter Industries, Inc.§	5,000	346,800
		398,784
Insurance (1.2%)
Ambac Financial Group, Inc.§	2,100	9,723
American Equity Investment Life Holding Co.§	4,200	40,530
American Financial Group, Inc.§	2,400	65,808
Arthur J. Gallagher & Co.§	1,600	39,312
CNA Surety Corp.*§	2,000	26,460
eHealth, Inc.*	200	5,410
Employers Holdings, Inc.§	2,200	41,976
Erie Indemnity Co. Class A§	500	26,710
Hanover Insurance Group, Inc.	800	35,904
HCC Insurance Holdings, Inc.	3,000	74,040
HealthExtras, Inc.*§	500	14,110
Markel Corp.*	100	43,440
MGIC Investment Corp.§	100	1,303
National Interstate Corp.§	1,100	25,025
Philadelphia Consolidated Holding Corp.*§	2,000	73,760
Phoenix Companies, Inc.§	4,700	61,100
ProAssurance Corp.*§	500	26,465
Radian Group, Inc.§	6,800	36,720
Reinsurance Group of America, Inc.§	1,100	57,178
RLI Corp.	300	14,400
Selective Insurance Group, Inc.§	2,400	51,168
StanCorp Financial Group, Inc.§	900	46,116
State Auto Financial Corp.	2,600	71,630
The PMI Group, Inc.§	1,300	7,319
United Fire & Casualty Co.	1,800	59,310
Unitrin, Inc.	700	26,558
Universal American Financial Corp.*	700	7,511
		988,986
Internet & Catalog Retail (0.2%)
Blue Nile, Inc.*§	200	9,934
Coldwater Creek, Inc.*§	200	1,068
GSI Commerce, Inc.*§	300	4,176
Priceline.com, Inc.*§	1,000	127,640
Systemax, Inc.§	1,400	22,400
		165,218
Internet Software & Services (0.3%)
Acme Packet, Inc.*	100	915
CNET Networks, Inc.*§	1,900	14,725
j2 Global Communications, Inc.*§	2,500	53,500
RealNetworks, Inc.*	1,700	10,472

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Internet Software & Services
Sohu.com, Inc.*§	1,900	$131,347
United Online, Inc.	1,100	11,748
Vignette Corp.*§	2,400	27,720
		250,427
IT Consulting & Services (0.2%)
Acxiom Corp.§	3,500	41,405
IHS, Inc. Class A*§	1,200	79,260
Innerworkings, Inc.*§	400	5,376
SAIC, Inc.*	1,800	34,200
Sapient Corp.*	1,400	9,968
		170,209
Leisure Equipment & Products (0.2%)
Brunswick Corp.§	1,800	30,024
Callaway Golf Co.§	2,200	30,228
Marvel Entertainment, Inc.*§	1,000	28,690
Polaris Industries, Inc.§	600	27,930
RC2 Corp.*§	1,900	35,150
Smith & Wesson Holding Corp.*§	500	3,750
		155,772
Machinery (2.3%)
Actuant Corp. Class A§	900	30,483
AGCO Corp.*	4,000	240,520
Albany International Corp. Class A§	400	14,520
American Railcar Industries, Inc.§	100	2,062
Applied Industrial Technologies, Inc.§	2,400	57,984
Badger Meter, Inc.§	1,200	62,484
Barnes Group, Inc.§	2,200	57,376
Chart Industries, Inc.*	1,300	52,832
Columbus McKinnon Corp.*§	1,600	45,296
Dionex Corp.*§	1,200	93,864
Donaldson Co, Inc.§	1,200	52,248
Esterline Technologies Corp.*	500	27,830
Flowserve Corp.	1,000	124,090
FreightCar America, Inc.§	1,700	65,280
Gardner Denver, Inc.*	2,500	116,125
Graco, Inc.§	1,000	41,410
Kaydon Corp.§	400	20,948
Kennametal, Inc.	1,400	48,678
Lincoln Electric Holdings, Inc.	600	45,780
Manitowoc Company, Inc.§	2,500	94,550
Mueller Industries, Inc.	2,600	84,162
Nordson Corp.§	500	29,515
Reliance Steel & Aluminum Co.	1,600	97,248
Robbins & Myers, Inc.§	2,400	95,664

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Machinery
Taylor Devices, Inc.*	200	$1,010
The Timken Co.	1,300	46,995
Titan International, Inc.	1,400	49,882
Trinity Industries, Inc.§	1,300	39,520
Valmont Industries, Inc.§	700	68,922
		1,807,278
Marine (0.2%)
Cal Dive International, Inc.*§	713	8,691
Genco Shipping & Trading, Ltd.§	1,200	81,180
Hornbeck Offshore Services, Inc.*§	300	14,961
Kirby Corp.*	800	43,872
		148,704
Media (0.5%)
Brocade Communications Systems, Inc.*§	1,900	13,604
CTC Media, Inc.*	600	15,522
Entercom Communications Corp.§	2,400	25,440
Getty Images, Inc.*	900	29,385
Harte-Hanks, Inc.§	2,500	34,150
Interactive Data Corp.	600	16,188
LodgeNet Interactive Corp.*§	200	1,224
Meredith Corp.§	700	22,687
Netflix, Inc.*§	2,300	73,554
R.H. Donnelley Corp.*§	200	958
Regal Entertainment Group Class A§	3,000	56,880
Scholastic Corp.*§	2,700	76,005
Warner Music Group Corp.§	200	1,738
World Wrestling Entertainment, Inc. Class A§	300	5,295
		372,630
Metals & Mining (1.9%)
AK Steel Holding Corp.§	4,800	301,344
Alpha Natural Resources, Inc.*	1,100	53,515
Carpenter Technology Corp.§	800	41,024
Century Aluminum Co.*§	600	41,574
Cleveland-Cliffs, Inc.§	567	90,947
Commercial Metals Co.	1,800	56,052
Compass Minerals International, Inc.§	4,500	283,500
Foundation Coal Holdings, Inc.§	700	41,986
GrafTech International, Ltd.*§	6,100	119,865
Hecla Mining Co.*§	15,100	154,926
Kaiser Aluminum Corp.	600	41,178
Massey Energy Co.§	2,600	136,058
Steel Dynamics, Inc.	2,700	94,095
Stillwater Mining Co.*§	700	9,926
Worthington Industries, Inc.§	1,100	19,811
		1,485,801

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Multi-Utilities (0.1%)
Vectren Corp.	1,200	$33,936
Westar Energy, Inc.§	1,700	39,423
		73,359
Multiline Retail (0.3%)
Big Lots, Inc.*§	5,300	143,259
BJ's Wholesale Club, Inc.*	2,100	80,052
Dollar Tree, Inc.*§	1,700	53,720
Retail Ventures, Inc.*§	200	1,026
		278,057
Office Electronics (0.1%)
Zebra Technologies Corp.*§	1,300	47,775
Oil & Gas (2.7%)
Berry Petroleum Co. Class A§	600	29,712
Bill Barrett Corp.*§	2,100	108,003
Bois d'Arc Energy, Inc.*§	3,800	90,820
BPZ Resources, Inc.*§	1,900	37,012
Bronco Drilling Co, Inc.*	2,700	46,440
Cabot Oil & Gas Corp.	1,700	96,849
CNX Gas Corp.*	500	20,520
Comstock Resources, Inc.*§	1,700	77,333
Concho Resources, Inc.*	1,200	33,084
Continental Resources, Inc.*	3,500	150,395
EXCO Resources, Inc.*§	1,400	31,248
Forest Oil Corp.*§	1,300	76,609
Frontier Oil Corp.	1,447	35,958
Gulfport Energy Corp.*§	6,600	76,494
Helix Energy Solutions Group, Inc.*	3,100	107,105
Holly Corp.§	1,400	58,072
Mariner Energy, Inc.*§	3,500	96,460
Petroleum Development Corp.*§	1,100	82,753
Pioneer Drilling Co.*§	3,500	57,155
Quicksilver Resources, Inc.*§	1,700	70,533
Rosetta Resources, Inc.*§	3,900	84,981
St. Mary Land & Exploration Co.§	1,000	43,720
Stone Energy Corp.*§	3,400	207,196
Swift Energy Co.*§	3,000	156,420
W&T Offshore, Inc.	5,600	229,040
Whiting Petroleum Corp.*	700	53,564
		2,157,476
Personal Products (0.1%)
Alberto-Culver Co.	1,600	40,272
Elizabeth Arden, Inc.*	400	7,404
NBTY, Inc.*	779	21,929
Sally Beauty Holdings, Inc.*§	1,300	7,878
		77,483

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Pharmaceuticals (0.5%)
Alnylam Pharmaceuticals, Inc.*§	2,400	$60,192
APP Pharmaceuticals, Inc.*	500	6,530
Endo Pharmaceuticals Holdings, Inc.*§	1,900	47,177
InterMune, Inc.*§	500	7,925
MannKind Corp.*§	200	520
Medicis Pharmaceutical Corp. Class A§	2,300	47,380
Nektar Therapeutics*§	100	482
Obagi Medical Products, Inc.*	100	801
Par Pharmaceutical Cos, Inc.*§	2,200	37,510
Perrigo Co.§	1,300	53,287
Sciele Pharma, Inc.*§	2,100	40,467
Sepracor, Inc.*§	2,400	51,720
Watson Pharmaceuticals, Inc.*§	2,400	74,496
		428,487
Real Estate (2.0%)
Annaly Capital Management, Inc.§	7,600	127,376
Anthracite Capital, Inc.§	4,900	38,220
Anworth Mortgage Asset Corp.§	2,600	17,368
Brandywine Realty Trust	4,800	83,760
BRE Properties, Inc.§	1,600	76,720
Brookdale Senior Living, Inc.	600	15,708
Colonial Properties Trust§	2,000	48,460
Entertainment Properties Trust§	2,000	106,720
FelCor Lodging Trust, Inc.§	8,300	104,497
First Industrial Realty Trust, Inc.§	1,000	30,210
Gramercy Capital Corp.	1,600	30,400
Hospitality Properties Trust§	1,700	54,621
HRPT Properties Trust§	12,000	83,160
Jones Lang LaSalle, Inc.§	1,400	108,654
Mack-Cali Realty Corp.	1,900	74,138
Mid-America Apartment Communities, Inc.§	1,300	68,250
National Health Investors, Inc.	2,100	64,239
National Retail Properties, Inc.§	2,400	54,984
Omega Healthcare Investors, Inc.	1,900	33,250
Parkway Properties, Inc.§	2,400	95,184
Pennsylvania Real Estate Investment Trust§	1,800	45,324
Ramco-Gershenson Properties Trust§	1,600	35,952
Realty Income Corp.§	1,600	42,096
Sunstone Hotel Investors, Inc.§	2,700	50,436
The St. Joe Co.*§	1,500	61,005
Weingarten Realty Investors§	1,300	47,957
		1,598,689

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Road & Rail (0.5%)
AMERCO*§	100	$5,743
Arkansas Best Corp.§	1,500	59,220
Dollar Thrifty Automotive Group, Inc.*§	300	3,957
Forward Air Corp.§	400	13,636
GATX Corp.§	800	35,200
Genesee & Wyoming, Inc. Class A*§	500	17,840
Heartland Express, Inc.§	1,000	15,470
J.B. Hunt Transport Services, Inc.§	1,600	54,352
Kansas City Southern*§	2,100	94,668
Knight Transportation, Inc.§	1,000	16,990
Landstar System, Inc.§	900	46,764
Old Dominion Freight Line, Inc.*§	400	12,280
Pacer International, Inc.	500	9,280
Werner Enterprises, Inc.§	2,500	48,625
		434,025
Semiconductor Equipment & Products (1.2%)
Advanced Energy Industries, Inc.*§	3,800	53,200
Amkor Technology, Inc.*§	8,900	84,995
ATMI, Inc.*	500	14,720
Brooks Automation, Inc.*§	1,200	12,432
Cabot Microelectronics Corp.*§	1,200	40,860
Cree, Inc.*§	1,400	36,400
Cymer, Inc.*§	1,600	41,584
Cypress Semiconductor Corp.*§	2,800	78,736
Diodes, Inc.*§	500	13,520
Entegris, Inc.*§	6,400	48,256
FEI Co.*	600	13,122
FormFactor, Inc.*§	700	13,489
MKS Instruments, Inc.*§	2,400	54,840
OmniVision Technologies, Inc.*§	3,300	52,932
ON Semiconductor Corp.*§	2,100	15,687
PMC-Sierra, Inc.*§	2,100	16,317
QLogic Corp.*	3,200	51,072
Semtech Corp.*	5,900	95,816
Silicon Laboratories, Inc.*	800	27,016
Skyworks Solutions, Inc.*	1,900	16,511
Teradyne, Inc.*§	5,800	77,082
Tessera Technologies, Inc.*§	800	16,192
Zoran Corp.*	7,300	96,068
		970,847
Software (1.3%)
Advent Software, Inc.*§	300	11,958
ANSYS, Inc.*§	1,300	52,299
Aspen Technology, Inc.*§	4,800	65,952
Cognex Corp.	700	17,640
Compuware Corp.*	4,800	36,192

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Software
Eclipsys Corp.*§	800	$16,616
Fair Isaac Corp.	800	19,816
Gartner, Inc.*§	1,000	22,920
Informatica Corp.*	1,500	23,940
Jack Henry & Associates, Inc.§	1,300	34,164
JDA Software Group, Inc.*	4,000	75,600
Mentor Graphics Corp.*§	100	1,007
MICROS Systems, Inc.*§	1,400	49,910
National Instruments Corp.	1,000	29,420
Novell, Inc.*§	9,500	59,660
Parametric Technology Corp.*§	4,200	73,206
Progress Software Corp.*	1,900	57,437
SPSS, Inc.*§	2,200	92,928
Sybase, Inc.*	4,800	141,216
Take-Two Interactive Software, Inc.*	1,200	31,488
Taleo Corp. Class A*§	2,500	48,750
THQ, Inc.*	1,100	23,408
TIBCO Software, Inc.*§	2,000	15,340
VeriFone Holdings, Inc.*§	1,100	12,309
		1,013,176
Specialty Retail (1.3%)
Aaron Rents, Inc.	700	17,430
Aeropostale, Inc.*§	3,400	108,086
AnnTaylor Stores Corp.*	1,000	25,300
Bare Escentuals, Inc.*§	900	20,529
Barnes & Noble, Inc.§	2,300	74,244
bebe stores, Inc.§	100	999
Buckle, Inc.§	1,200	58,296
Cato Corp. Class A§	2,400	41,400
Charming Shoppes, Inc.*§	200	1,032
Chico's FAS, Inc.*§	100	707
Christopher & Banks Corp.§	100	1,185
Copart, Inc.*	1,200	49,044
Dick's Sporting Goods, Inc.*§	1,400	40,040
The Dress Barn, Inc.*§	800	10,768
Hanesbrands, Inc.*§	800	28,016
J. Crew Group, Inc.*§	600	28,500
Jo-Ann Stores, Inc.*§	2,400	45,456
Jos. A. Bank Clothiers, Inc.*§	1,700	41,497
Men's Wearhouse, Inc.	3,400	90,542
O'Reilly Automotive, Inc.*	1,800	51,966
Rent-A-Center, Inc.*§	2,800	60,284
The Gymboree Corp.*	900	38,898
The Talbots, Inc.§	400	3,212
Tractor Supply Co.*§	500	17,780

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Specialty Retail
United Rentals, Inc.*§	3,300	$62,172
Urban Outfitters, Inc.*	1,900	65,075
Zale Corp.*§	1,500	31,080
Zumiez, Inc.*§	200	4,190
		1,017,728
Textiles & Apparel (0.4%)
Columbia Sportswear Co.§	200	8,392
Deckers Outdoor Corp.*§	300	41,421
Guess?, Inc.§	800	30,624
Oxford Industries, Inc.§	200	5,558
Quiksilver, Inc.*§	2,000	19,460
Sealy Corp.§	600	3,660
Skechers U.S.A., Inc. Class A*§	500	11,825
Steven Madden, Ltd.*	200	3,782
Under Armour, Inc. Class A*	400	13,332
Volcom, Inc.*§	200	3,798
Warnaco Group, Inc.*§	2,400	110,737
Wolverine World Wide, Inc.§	2,100	60,354
		312,943
Tobacco (0.3%)
Universal Corp.§	3,000	192,570
Vector Group, Ltd.§	700	12,061
		204,631
Water Utilities (0.1%)
California Water Service Group§	1,100	42,570
Wireless Telecommunication Services (0.1%)
Centennial Communications Corp.*§	4,400	26,664
GoAmerica, Inc.*	200	1,254
NTELOS Holdings Corp.	200	5,176
Syniverse Holdings, Inc.*	700	10,996
		44,090
TOTAL UNITED STATES		33,016,179
TOTAL COMMON STOCKS (Cost $78,465,018)		78,519,042

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (30.6%)
State Street Navigator Prime Portfolio§§	23,133,814	$23,133,814
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 5/01/08	$1,313	1,313,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,446,814)		24,446,814
TOTAL INVESTMENTS AT VALUE (128.8%) (Cost $102,911,832)		102,965,856
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.8%)		(23,052,395)
NET ASSETS (100.0%)		$79,913,461

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statement of Assets and Liabilities
April 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $23,133,814 (Cost $102,911,832) (Note 2)	$102,965,856[1]
Cash	476
Foreign currency at value (cost $181,246)	181,615
Dividends receivable	223,557
Receivable for fund shares sold	15,424
Prepaid expenses and other assets	37,395
Total Assets	103,424,323
Liabilities
Advisory fee payable (Note 3)	10,989
Shareholder servicing/Distribution fee payable (Note 3)	3,680
Payable upon return of securities loaned (Note 2)	23,133,814
Payable for fund shares redeemed	35,960
Directors' fee payable	8,546
Payable for investments purchased	7,359
Other accrued expenses payable	310,514
Total Liabilities	23,510,862
Net Assets
Capital stock, $.001 par value (Note 6)	3,727
Paid-in capital (Note 6)	116,123,878
Undistributed net investment income	89,019
Accumulated net realized loss on investments and foreign currency transactions	(36,350,811)
Net unrealized appreciation from investments and foreign currency translations	47,648
Net Assets	$79,913,461
Common Shares
Net assets	$27,237,729
Shares outstanding	1,269,236
Net asset value, offering price, and redemption price per share	$21.46
Advisor Shares
Net assets	$351,126
Shares outstanding	16,855
Net asset value, offering price, and redemption price per share	$20.83
A Shares
Net assets	$51,547,783
Shares outstanding	2,402,663
Net asset value and redemption price per share	$21.45
Maximum offering price per share (net asset value/ (1-5.75%))	$22.76
B Shares
Net assets	$462,023
Shares outstanding	22,494
Net asset value and offering price per share	$20.54
C Shares
Net assets	$314,800
Shares outstanding	15,296
Net asset value and offering price per share	$20.58

1  Including $22,418,637 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statement of Operations
For the Six Months Ended April 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$754,314
Interest	5,835
Securities lending	148,522
Foreign taxes withheld	(36,262)
Total investment income	872,409
Expenses
Investment advisory fees (Note 3)	536,730
Administrative services fees (Note 3)	51,097
Distribution fees (Note 3)
Common Class	36,645
Advisor Class	1,497
Class A	68,866
Class B	2,479
Class C	1,866
Transfer agent fees (Note 3)	278,367
Printing fees (Note 3)	70,336
Registration fees	51,468
Custodian fees	48,017
Legal fees	27,930
Audit and tax fees	16,070
Directors' fees	8,875
Interest expense (Note 4)	4,600
Insurance expense	1,250
Commitment Fees (Note 4)	601
Miscellaneous expense	16,768
Total expenses	1,223,462
Less: fees waived and expenses reimbursed (Note 3)	(545,671)
Net expenses	677,791
Net investment income	194,618
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	495,899
Net realized loss from foreign currency transactions	(6,074)
Net change in unrealized appreciation (depreciation) from investments	(18,977,679)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(6,316)
Net realized and unrealized loss from investments and foreign currency related items	(18,494,170)
Net decrease in net assets resulting from operations	$(18,299,552)

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
From Operations
Net investment income	$194,618	$669,442
Net realized gain from investments and foreign currency transactions	489,825	10,956,627
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(18,983,995)	2,938,903
Net increase (decrease) in net assets resulting from operations	(18,299,552)	14,564,972
From Dividends
Dividends from net investment income
Common Class shares	(260,229)	—
Advisor Class shares	(3,666)	—
Class A shares	(485,655)	—
Net decrease in net assets resulting from dividends	(749,550)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	634,711	2,927,166
Reinvestment of dividends	719,958	—
Net asset value of shares redeemed	(11,790,572)[1]	(39,184,425)[2]
Net decrease in net assets from capital share transactions	(10,435,903)	(36,257,259)
Net decrease in net assets	(29,485,005)	(21,692,287)
Net Assets
Beginning of period	109,398,466	131,090,753
End of period	$79,913,461	$109,398,466
Undistributed net investment income	$89,019	$643,951

1  Net of $272 of redemption fees retained by the Fund.

2  Net of $209 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$26.02	$23.19	$19.94	$16.16	$15.08	$11.02
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.05	0.15	(0.08)	(0.13)	(0.18)	(0.13)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.42)	2.68	3.33	3.91	1.26	4.19
Total from investment operations	(4.37)	2.83	3.25	3.78	1.08	4.06
REDEMPTION FEES [2]	0.00	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS
Dividends from net investment income	(0.19)	—	—	—	—	—
Net asset value, end of period	$21.46	$26.02	$23.19	$19.94	$16.16	$15.08
Total return[3]	(16.86)%	12.20%	16.30%	23.39%	7.16%	36.84%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$27,238	$37,316	$42,613	$43,963	$48,378	$54,827
Ratio of expenses to average net assets	1.57%[4]	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.46%[4]	0.58%	(0.35)%	(0.71)%	(1.13)%	(1.11)%
Decrease reflected in above operating expense ratios due to waivers/reimbursement	1.27%[4]	0.56%	0.51%	0.55%	0.72%	0.94%
Portfolio turnover rate	45%	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$25.23	$22.54	$19.43	$15.79	$14.78	$10.82
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.02	0.05	(0.14)	(0.18)	(0.22)	(0.16)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.30)	2.64	3.25	3.82	1.23	4.12
Total from investment operations	(4.28)	2.69	3.11	3.64	1.01	3.96
LESS DIVIDENDS
Dividends from net investment income	(0.12)	—	—	—	—	—
Net asset value, end of period	$20.83	$25.23	$22.54	$19.43	$15.79	$14.78
Total return[2]	(16.98)%	11.93%	16.01%	23.05%	6.83%	36.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$351	$841	$1,440	$2,017	$1,843	$2,042
Ratio of expenses to average net assets	1.82%[3]	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income (loss) to average net assets	0.17%[3]	0.23%	(0.60)%	(0.97)%	(1.38)%	(1.35)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.29%[3]	0.56%	0.51%	0.55%	0.72%	0.94%
Portfolio turnover rate	45%	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$26.01	$23.18	$19.93	$16.16	$15.08	$11.00
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.05	0.14	(0.08)	(0.13)	(0.18)	(0.30)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.42)	2.69	3.33	3.90	1.26	4.38
Total from investment operations	(4.37)	2.83	3.25	3.77	1.08	4.08
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—	—
LESS DIVIDENDS
Dividends from net investment income	(0.19)	—	—	—	—	—
Net asset value, end of period	$21.45	$26.01	$23.18	$19.93	$16.16	$15.08
Total return[3]	(16.86)%	12.21%	16.31%	23.33%	7.16%	37.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$51,548	$70,082	$85,558	$91,246	$97,146	$116,632
Ratio of expenses to average net assets	1.57%[4]	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.47%[4]	0.55%	(0.35)%	(0.71)%	(1.13)%	(1.96)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.27%[4]	0.56%	0.51%	0.55%	0.72%	0.79%
Portfolio turnover rate	45%	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$24.80	$22.26	$19.29	$15.75	$14.82	$10.91
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.04)	(0.22)	(0.27)	(0.29)	(0.22)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.23)	2.58	3.19	3.81	1.22	4.13
Total from investment operations	(4.26)	2.54	2.97	3.54	0.93	3.91
Net asset value, end of period	$20.54	$24.80	$22.26	$19.29	$15.75	$14.82
Total return[2]	(17.18)%	11.41%	15.40%	22.48%	6.28%	35.84%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$462	$657	$737	$378	$337	$89
Ratio of expenses to average net assets	2.32%[3]	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.28)%[3]	(0.16)%	(1.01)%	(1.46)%	(1.88)%	(1.89)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.27%[3]	0.56%	0.51%	0.55%	0.72%	0.94%
Portfolio turnover rate	45%	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$24.84	$22.31	$19.32	$15.78	$14.84	$10.92
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.06)	(0.23)	(0.27)	(0.29)	(0.22)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.23)	2.59	3.22	3.81	1.23	4.14
Total from investment operations	(4.26)	2.53	2.99	3.54	0.94	3.92
REDEMPTION FEES	0.00[2]	—	—	—	—	—
Net asset value, end of period	$20.58	$24.84	$22.31	$19.32	$15.78	$14.84
Total return[3]	(17.15)%	11.34%	15.48%	22.43%	6.33%	35.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$315	$502	$742	$643	$371	$61
Ratio of expenses to average net assets	2.32%[4]	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.33)%[4]	(0.24)%	(1.10)%	(1.46)%	(1.88)%	(1.88)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.27%[4]	0.56%	0.51%	0.55%	0.72%	0.94%
Portfolio turnover rate	45%	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements
April 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Global Small Cap Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. The Fund's Common Class shares are closed to new investors with certain exceptions as set forth in the prospectus. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset values of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2008, the Fund had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $528,575 of which $343,398 was rebated to borrowers (brokers). The Fund retained $148,522 in income from the cash collateral investment, and SSB, as lending agent, was paid $36,655. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2008, investment advisory fees earned, voluntarily waived and expenses reimbursed for the Fund were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$536,730	$(536,730)	$—	$(8,941)

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), Credit Suisse Asset Management Limited ("Credit Suisse Japan") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers"). Credit Suisse U.K.'s, Credit Suisse Japan's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund. As of April 1, 2008, Credit Suisse Japan no longer serves as sub-investment adviser to the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2008, co-administrative services fees earned by CSAMSI were $38,645.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $12,452.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, these fees are calculated at an annual rate of 1.00% of the average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2008, the Fund reimbursed Credit Suisse $21,312, which is included in the Fund's transfer agent expense.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For the six months ended April 30, 2008, CSAMSI and its affiliates advised the Fund that they retained $44 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2008, Merrill was paid $14,917 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. will no longer serve as administrative agent and syndication agent to the credit facility. At April 30, 2008 the Fund had no borrowings under the Credit Facility. During the six months ended April 30, 2008 the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,616,650	4.757%	$2,161,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $40,022,192 and $51,965,948, respectively.

At April 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $102,911,832, $14,065,366, $(14,011,342) and $54,024, respectively.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	13,013	$282,140	44,435	$1,115,960
Shares issued in reinvestment of dividends	10,970	253,525	—	—
Shares redeemed	(188,849)	(4,081,509)	(447,998)	(11,193,977)
Net decrease	(164,866)	$(3,545,844)	(403,563)	$(10,078,017)
	Advisor Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	2,493	$53,843	24,229	$573,738
Shares issued in reinvestment of dividends	145	3,262	—	—
Shares redeemed	(19,135)	(397,786)	(54,774)	(1,312,645)
Net decrease	(16,497)	$(340,681)	(30,545)	$(738,907)
	Class A
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	12,389	$267,799	44,868	$1,127,776
Shares issued in reinvestment of dividends	20,051	463,171	—	—
Shares redeemed	(323,812)	(7,092,239)	(1,041,406)	(26,094,022)
Net decrease	(291,372)	$(6,361,269)	(996,538)	$(24,966,246)
	Class B
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	1,322	$25,685	2,557	$61,718
Shares redeemed	(5,342)	(113,494)	(9,163)	(217,063)
Net decrease	(4,020)	$(87,809)	(6,606)	$(155,345)

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	257	$5,244	2,047	$47,974
Shares redeemed	(5,159)	(105,544)	(15,111)	(366,718)
Net decrease	(4,902)	$(100,300)	(13,064)	$(318,744)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	52%
Advisor Class	4	79%
Class A	1	23%
Class B	3	23%
Class C	5	86%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended April 30, 2008, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Global Small Cap Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory and the Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Credit Suisse Global Small Cap Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 1.25% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), Credit Suisse Asset Management Limited ("Credit Suisse U.K."), Credit Suisse Asset Management Limited ("Credit Suisse Australia") and Credit Suisse Asset Management Limited ("Credit Suisse Japan"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.77% ( prior to reduction) paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time. The Board noted that the compensation paid to Credit Suisse U.K., Credit Suisse Australia and Credit Suisse Japan (collectively, the "Sub-Advisers") does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory and

Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Advisers. The Board reviewed background information about Credit Suisse and the Sub-Advisers, including their respective Forms ADV. The Board considered the background and experience of Credit Suisse's and the Sub-Advisers' senior management and the expertise of, and the amount of

Credit Suisse Global Small Cap Fund
Board Approval of Advisory Agreement (unaudited) (continued)

attention given to the Fund by, senior personnel of Credit Suisse and the Sub-Advisers. With respect to the Sub-Advisers, the Board also considered their expertise in managing the types of global investments that the Fund uses in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreements, the Board also considered the benefits of retaining Credit Suisse's United Kingdom, Australian and Japanese affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K., Credit Suisse Australia and Credit Suisse Japan expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Fund to obtain the best price and execution on trades in international markets.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the

Credit Suisse Global Small Cap Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Advisers and their affiliates as a result of their relationships with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Advisers and benefits potentially derived from an increase in Credit Suisse's and the Sub-Advisers' businesses as a result of their relationships with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Advisers and their affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Advisers' method for allocating portfolio investment opportunities among their advisory clients.

Conclusions

In selecting Credit Suisse and the Sub-Advisers, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

•  Although the Contractual Advisory Fee was the highest in its Expense Group, the fee was considered reasonable recognizing that the Net Advisory Fee was one of the lowest in the Fund's Expense Group and that Credit Suisse agreed to increase its fee waiver.

•  The Fund's performance was below most of the funds in its Performance Group and Performance Universe over the periods reviewed. The Board noted that performance for periods prior to December 2006 was not particularly relevant since the strategy for the U.S. portion of the Fund had changed to a quantitative strategy. The Board further noted that a new portfolio manager for the non-U.S. portion of the Fund had been

Credit Suisse Global Small Cap Fund
Board Approval of Advisory Agreement (unaudited) (continued)

appointed in October 2007. The Board determined it would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Net Advisory Fee and Credit Suisse agreeing to increase its fee waiver, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global Small Cap Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Global Small Cap Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GSC-SAR-0408

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 8, 2008

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 8, 2008